AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 25.7%
Banks – 14.6%
AIB Group PLC	1,677,387	$13,625,863
Bank Leumi Le-Israel BM	927,542	17,804,547
DBS Group Holdings Ltd.(a)	280,060	11,027,772
KBC Group NV	212,298	25,035,845
Mitsubishi UFJ Financial Group, Inc.	1,566,500	24,101,641
NatWest Group PLC	3,357,037	23,158,391
Nordea Bank Abp	1,152,502	17,611,297
Oversea-Chinese Banking Corp., Ltd.	1,625,980	21,215,047
Royal Bank of Canada	46,148	6,708,342
Sumitomo Mitsui Financial Group, Inc.	759,300	20,934,081
UniCredit SpA	341,765	26,418,365

		207,641,191

Capital Markets – 4.8%
Euronext NV(b)	117,454	19,398,409
IG Group Holdings PLC	1,510,409	23,059,212
London Stock Exchange Group PLC	104,927	12,996,707
Singapore Exchange Ltd.	970,800	12,537,924

		67,992,252

Insurance – 6.3%
AIA Group Ltd. - Class H	959,600	9,034,889
AXA SA	494,118	23,013,141
Medibank Pvt. Ltd.	4,188,786	13,981,957
NN Group NV	342,220	23,561,433
Tryg A/S	737,000	19,392,152

		88,983,572

		364,617,015

Industrials – 18.6%
Aerospace & Defense – 4.2%
BAE Systems PLC	1,337,455	31,757,475
Safran SA	81,527	27,187,245

		58,944,720

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	180,100	6,682,682

Construction & Engineering – 2.2%
Stantec, Inc.	171,080	18,601,422
Vinci SA	94,207	12,780,208

		31,381,630

Electrical Equipment – 4.1%
ABB Ltd. (REG)	266,816	17,924,639
Prysmian SpA	235,415	20,589,334
Schneider Electric SE	82,940	20,391,915

		58,905,888

Machinery – 0.7%
Weir Group PLC (The)	315,520	10,503,621

Company	Shares	U.S. $ Value

Passenger Airlines – 0.5%
Ryanair Holdings PLC	228,012	$6,738,921

Professional Services – 4.2%
Persol Holdings Co., Ltd.	8,819,932	16,561,589
RELX PLC	701,502	32,659,959
Wolters Kluwer NV	82,755	10,422,642

		59,644,190

Trading Companies & Distributors – 2.2%
BOC Aviation Ltd. - Class H(b)	1,365,000	12,221,502
Brenntag SE	132,356	8,192,310
Bunzl PLC	329,402	11,134,866

		31,548,678

		264,350,330

Consumer Discretionary – 11.7%
Automobiles – 1.2%
Honda Motor Co., Ltd.	1,507,900	16,863,421

Broadline Retail – 0.8%
Canadian Tire Corp., Ltd. - Class A	87,005	10,852,257

Diversified Consumer Services – 1.3%
Pearson PLC	1,264,875	18,404,955

Hotels, Restaurants & Leisure – 4.5%
Amadeus IT Group SA	196,662	16,481,805
Aristocrat Leisure Ltd.	331,153	15,759,138
Booking Holdings, Inc.	918	5,139,928
Compass Group PLC	578,975	19,649,472
Lottomatica Group SpA	262,164	7,125,356

		64,155,699

Household Durables – 2.7%
Open House Group Co., Ltd.	323,000	16,633,428
Sony Group Corp.	801,000	22,274,701

		38,908,129

Specialty Retail – 1.2%
Industria de Diseno Textil SA	352,497	17,411,620

		166,596,081

Health Care – 10.9%
Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA	277,056	15,050,482
Galenica AG(a) (b)	96,162	10,313,602

		25,364,084

Pharmaceuticals – 9.1%
AstraZeneca PLC	83,545	13,307,784
Chugai Pharmaceutical Co., Ltd.	436,300	19,341,915
Haleon PLC	2,267,185	11,115,919
Hikma Pharmaceuticals PLC	343,718	8,289,187
Novartis AG (REG)	150,763	19,086,647
Novo Nordisk A/S - Class B	264,390	14,875,241
Recordati Industria Chimica e Farmaceutica SpA	217,349	13,419,966
Roche Holding AG	59,240	19,298,132
Takeda Pharmaceutical Co., Ltd.	361,500	10,885,009

		129,619,800

		154,983,884

Company	Shares	U.S. $ Value

Information Technology – 10.5%
IT Services – 4.2%
Amdocs Ltd.	156,106	$13,357,990
BIPROGY, Inc.	483,300	20,951,504
Nomura Research Institute Ltd.	323,500	12,770,346
Obic Co., Ltd.	361,211	12,871,486

		59,951,326

Semiconductors & Semiconductor Equipment – 2.3%
ASML Holding NV	15,401	11,475,902
Taiwan Semiconductor Manufacturing Co., Ltd.	570,000	21,629,402

		33,105,304

Software – 4.0%
Constellation Software, Inc./Canada	6,095	20,200,534
Nice Ltd.(a)	22,796	3,233,446
SAP SE	121,239	32,880,595

		56,314,575

		149,371,205

Consumer Staples – 9.1%
Beverages – 1.1%
Asahi Group Holdings Ltd.	1,213,400	15,342,599

Consumer Staples Distribution & Retail – 3.2%
Koninklijke Ahold Delhaize NV	266,559	10,686,247
Loblaw Cos. Ltd.	154,528	6,313,031
Tesco PLC	5,041,967	28,794,113

		45,793,391

Food Products – 2.9%
Glanbia PLC	1,127,953	18,774,220
Nestle SA (REG)	50,130	4,729,742
Salmar ASA	110,056	5,635,640
Toyo Suisan Kaisha Ltd.	175,400	12,167,199

		41,306,801

Tobacco – 1.9%
British American Tobacco PLC	248,291	14,038,732
Philip Morris International, Inc.	79,082	13,216,975

		27,255,707

		129,698,498

Communication Services – 4.5%
Diversified Telecommunication Services – 1.9%
HKT Trust & HKT Ltd. - Class H	8,619,000	13,045,941
Koninklijke KPN NV	2,900,981	13,840,455

		26,886,396

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.4%
Auto Trader Group PLC	860,959	$9,342,812
Rightmove PLC	958,063	9,619,915

		18,962,727

Media – 1.2%
Informa PLC	1,461,342	17,184,710

		63,033,833

Utilities – 2.8%
Electric Utilities – 1.5%
Enel SpA	2,266,069	20,911,782

Multi-Utilities – 1.3%
National Grid PLC	1,372,878	19,308,748

		40,220,530

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
ENEOS Holdings, Inc.	1,374,800	8,238,032
Shell PLC	865,897	31,867,265

		40,105,297

Real Estate – 1.4%
Real Estate Management & Development – 1.4%
Mitsui Fudosan Co., Ltd.	1,840,500	19,680,470

Materials – 0.5%
Metals & Mining – 0.5%
Rio Tinto Ltd.	82,416	6,228,598

Total Common Stocks (cost $1,103,437,726)		1,398,885,741

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (c) (d) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(e) (f) (g) (cost $11,479,016)	11,479,016	11,479,016

Total Investments – 99.3% (cost $1,114,916,742)(h)		1,410,364,757
Other assets less liabilities – 0.7%		9,884,931

Net Assets – 100.0%		$1,420,249,688

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	5,952	USD	6,943	09/10/2025	$(26,979)
Bank of America NA	USD	66,229	CHF	52,358	09/10/2025	(646,275)
Bank of America NA	USD	3,826	EUR	3,267	09/10/2025	212
Bank of America NA	USD	3,574	EUR	3,027	09/10/2025	(29,362)
Bank of America NA	SGD	4,335	USD	3,394	09/18/2025	11,441
Bank of America NA	TWD	485,485	USD	16,402	11/21/2025	390,802
Bank of New York (The)	SGD	42,691	USD	33,363	09/18/2025	46,500
Deutsche Bank AG	CHF	3,072	USD	3,873	09/10/2025	25,330
Deutsche Bank AG	EUR	11,124	USD	12,920	09/10/2025	(107,033)
Deutsche Bank AG	USD	13,561	EUR	11,525	09/10/2025	(64,942)
Deutsche Bank AG	GBP	8,161	USD	11,063	09/19/2025	34,878
Deutsche Bank AG	GBP	102,397	USD	137,747	09/19/2025	(618,879)
Deutsche Bank AG	USD	3,389	GBP	2,496	09/19/2025	(15,896)
Morgan Stanley Capital Services, Inc.	USD	23,086	SEK	218,175	09/04/2025	(36,732)
Morgan Stanley Capital Services, Inc.	EUR	2,838	USD	3,336	09/10/2025	12,664
Morgan Stanley Capital Services, Inc.	EUR	1,986	USD	2,318	09/10/2025	(7,606)
Morgan Stanley Capital Services, Inc.	USD	5,295	EUR	4,580	09/10/2025	67,507
Morgan Stanley Capital Services, Inc.	USD	59,270	EUR	50,282	09/10/2025	(387,731)
Morgan Stanley Capital Services, Inc.	ILS	57,390	USD	16,778	10/22/2025	(387,457)
Morgan Stanley Capital Services, Inc.	CAD	78,214	USD	56,677	11/14/2025	(485,623)
NatWest Markets PLC	USD	2,885	NOK	29,235	09/04/2025	24,265
NatWest Markets PLC	EUR	3,243	USD	3,792	09/10/2025	(5,454)
NatWest Markets PLC	USD	16,594	EUR	14,319	09/10/2025	173,786
NatWest Markets PLC	USD	5,261	EUR	4,488	09/10/2025	(5,217)
NatWest Markets PLC	GBP	3,099	USD	4,186	09/19/2025	(1,295)
NatWest Markets PLC	USD	65,061	AUD	100,499	11/07/2025	786,284
NatWest Markets PLC	CAD	3,937	USD	2,858	11/14/2025	(19,238)
State Street Bank & Trust Co.	CHF	3,685	USD	4,556	09/10/2025	(59,824)
State Street Bank & Trust Co.	EUR	5,334	USD	6,229	09/10/2025	(17,125)
State Street Bank & Trust Co.	USD	4,064	CHF	3,274	09/10/2025	36,586
State Street Bank & Trust Co.	USD	674	EUR	582	09/10/2025	8,351
State Street Bank & Trust Co.	USD	3,543	GBP	2,665	09/19/2025	58,605
State Street Bank & Trust Co.	USD	8,428	ILS	28,755	10/22/2025	172,883
State Street Bank & Trust Co.	USD	59,099	JPY	8,655,720	10/30/2025	224,062

						$(848,512)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $41,933,513 or 3.0% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $302,610,000 and gross unrealized depreciation of investments was $(8,010,497), resulting in net unrealized appreciation of $294,599,503.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN*

August 31, 2025 (unaudited)

23.8%	United Kingdom
18.2%	Japan
6.8%	Italy
6.3%	Netherlands
5.8%	United States
4.5%	France
4.4%	Canada
4.0%	Germany
3.7%	Switzerland
3.2%	Singapore
2.5%	Australia
2.4%	Denmark
2.4%	Spain
11.2%	Other
0.8%	Short-Term Investments

100.0%

*

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Belgium, China, Finland, Hong Kong, Ireland, Israel, Norway and Taiwan.

AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$90,354,464	$274,262,551		$—		$364,617,015
Industrials	121,823,216	142,527,114		—		264,350,330
Consumer Discretionary	73,915,062	92,681,019		—		166,596,081
Health Care	96,398,562	58,585,322		—		154,983,884
Information Technology	66,439,119	82,932,086		—		149,371,205
Consumer Staples	57,072,700	72,625,798		—		129,698,498
Communication Services	13,840,455	49,193,378		—		63,033,833
Utilities	20,911,782	19,308,748		—		40,220,530
Energy	—	40,105,297		—		40,105,297
Real Estate	—	19,680,470		—		19,680,470
Materials	6,228,598	—		—		6,228,598
Warrants	—	—		0	(a)	—
Short-Term Investments	11,479,016	—		—		11,479,016

Total Investments in Securities	558,462,974	851,901,783	(b)	0	(a)	1,410,364,757
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	2,074,156		—		2,074,156
Liabilities:
Forward Currency Exchange Contracts	—	(2,922,668)		—		(2,922,668)

Total	$558,462,974	$851,053,271		$0	(b)	$1,409,516,245

(a)	The Fund held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,904	$277,769	$279,194	$11,479	$456